As filed with the Securities and Exchange Commission on February 17, 2012
1933 Act Registration No. 333-170529
1940 Act Registration No. 811-08517

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

POST-EFFECTIVE AMENDMENT NO. 3 /X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

AMENDMENT NO. 286 /X/

Lincoln Life Variable Annuity Account N
(Exact Name of Registrant)

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THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code: (260) 455-2000

Peter P. Feeley, Esquire
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and Address of Agent for Service)

Copy to:
Mary Jo Ardington, Esquire
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on March 16, 2012 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on ________________, pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered: Interests in a separate account under individual flexible payment deferred variable annuity contracts.

If appropriate, check the following box:

/x/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registration Statement on Form N-4 is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed under Rule 485(a) of the Securities Act of 1933. This Post-Effective Amendment incorporates by reference the information contained in the Registrant's Registration Statement (File No. 333-170529) as follows: Part A is incorporated by reference to Post-Effective Amendment No. 2 filed on December 23, 2011, as supplemented on December 30, 2011, and January 17, 2012; Part B is incorporated by reference to Pre-Effective Amendment No. 1 filed on May 11, 2011; Part C is incorporated by reference to Post-Effective Amendment No. 2 filed on December 23, 2011.

 SIGNATURES

a)
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 17th day of February, 2012.

Lincoln Life Variable Annuity Account N (Registrant)
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By:	/s/ Delson R. Campbell
Delson R. Campbell
Vice President, The Lincoln National Life Insurance Company
(Title)
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Depositor)
By:	/s/ Brian A. Kroll
Brian A. Kroll
(Signature-Officer of Depositor)
Senior Vice President, The Lincoln National Life Insurance Company
(Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on February 17, 2012.
Signature	Title
*	President and Director (Principal Executive Officer)
Dennis R. Glass
*	Executive Vice President, Chief Adminstrative Officer and Director
Charles C. Cornelio
*	Senior Vice President and Chief Investment Officer
C. Phillip Elam, II
*	Executive Vice President, Chief Financial Officer and Director
Randal J. Freitag	(Principal Financial Officer)
*	Senior Vice President and Director
Mark E. Konen
*	Vice President and Director
Keith J. Ryan

*By:/s/ Delson R. Campbell	Pursuant to a Power of Attorney
Delson R. Campbell